Note 8 - Operating Lease Right-of-use Assets and Liabilities - Payments Required on Lease Liabilities (Details) $ in Thousands	Dec. 31, 2025 USD ($)
2026	$ 43,735
Total	43,735
Discount based on incremental borrowing rate	(4,580)
Operating lease liabilities, including current portion	$ 39,155